LVIP Delaware Value Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.44%
Aerospace & Defense–6.24%
Northrop Grumman Corp.	43,300	$ 19,992,476
Raytheon Technologies Corp.	230,774	22,599,698
		42,592,174
Banks–4.50%
Truist Financial Corp.	438,600	14,956,260
U.S. Bancorp	437,000	15,753,850
		30,710,110
Chemicals–3.06%
DuPont de Nemours, Inc.	290,883	20,876,673
		20,876,673
Communications Equipment–6.69%
Cisco Systems, Inc.	434,100	22,692,577
Motorola Solutions, Inc.	80,300	22,976,239
		45,668,816
Consumer Staples Distribution & Retail–5.97%
Dollar General Corp.	92,686	19,506,695
†Dollar Tree, Inc.	148,000	21,245,400
		40,752,095
Diversified Telecommunication Services–2.82%
Verizon Communications, Inc.	493,800	19,203,882
		19,203,882
Electric Utilities–3.62%
Edison International	349,400	24,664,146
		24,664,146
Entertainment–3.15%
†Walt Disney Co.	214,684	21,496,309
		21,496,309
Financial Services–2.53%
Fidelity National Information Services, Inc.	317,434	17,246,189
		17,246,189
Food Products–5.91%
Archer-Daniels-Midland Co.	226,500	18,042,990
Conagra Brands, Inc.	592,204	22,243,182
		40,286,172
Health Care Equipment & Supplies–5.77%
Baxter International, Inc.	417,000	16,913,520
†Hologic, Inc.	278,088	22,441,702
		39,355,222
Health Care Providers & Services–4.98%
Cigna Group	67,051	17,133,542
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
CVS Health Corp.	226,900	$ 16,860,939
		33,994,481
Industrial Conglomerates–3.08%
Honeywell International, Inc.	110,073	21,037,152
		21,037,152
Insurance–5.41%
American International Group, Inc.	370,700	18,668,452
MetLife, Inc.	315,386	18,273,465
		36,941,917
IT Services–2.97%
Cognizant Technology Solutions Corp. Class A	332,522	20,260,565
		20,260,565
Machinery–3.38%
Dover Corp.	151,557	23,027,571
		23,027,571
Media–3.29%
Comcast Corp. Class A	592,448	22,459,704
		22,459,704
Oil, Gas & Consumable Fuels–2.77%
ConocoPhillips	190,652	18,914,585
		18,914,585
Pharmaceuticals–6.18%
Johnson & Johnson	128,900	19,979,500
Merck & Co., Inc.	208,200	22,150,398
		42,129,898
Residential REITs–2.79%
Equity Residential	317,500	19,050,000
		19,050,000
Semiconductors & Semiconductor Equipment–3.65%
Broadcom, Inc.	38,800	24,891,752
		24,891,752
Software–3.54%
Oracle Corp.	259,800	24,140,616
		24,140,616
Specialty Retail–6.14%
Lowe's Cos., Inc.	102,600	20,516,922
TJX Cos., Inc.	272,700	21,368,772
		41,885,694
Total Common Stock (Cost $497,826,304)		671,585,723

LVIP Delaware Value Fund–1

LVIP Delaware Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.48%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.70%)	10,097,906	$ 10,097,906
Total Money Market Fund (Cost $10,097,906)		10,097,906

TOTAL INVESTMENTS–99.92% (Cost $507,924,210)	681,683,629
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	553,866
NET ASSETS APPLICABLE TO 27,261,365 SHARES OUTSTANDING–100.00%	$682,237,495

† Non-income producing.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP Delaware Value Fund–2

LVIP Delaware Value Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Value Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$671,585,723	$—	$—	$671,585,723
Money Market Fund	10,097,906	—	—	10,097,906
Total Investments	$681,683,629	$—	$—	$681,683,629
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Value Fund–3